Deferred Acquisition Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Changes in deferred acquisition costs
Beginning balance	$ 26,435	$ 24,521	$ 20,600
Costs deferred	39,937	33,126	32,359
Amortization	(32,896)	(31,212)	(28,438)
Ending balance	$ 33,476	$ 26,435	$ 24,521